UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2011.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		06-30-11

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  98,571 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

Bunge Ltd                      COM     G16962105     1367   19828SH              Sole               19828
Covidien PLC                   COM     G2552X108     1560   29311SH              Sole               29311
Core Laboratories              COM     N22717107     1558   13969SH              Sole               13969
ABB Limited                    COM     000375204     1713   66008SH              Sole               66008
American Water Works           COM     030420103     1704   57858SH              Sole               57858
Ameriprise Financial           COM     03076C106     1430   24793SH              Sole               24793
Apple Computer                 COM     037833100     5567   16584SH              Sole               16584
CIFC Deerfield Corporation     COM     125471102      212   31000SH              Sole               31000
Cleco Corp                     COM     12561W105     1938   55599SH              Sole               55599
CSX Corp                       COM     126408103     2488   94898SH              Sole               94898
Caterpillar                    COM     149123101     1378   12948SH              Sole               12948
Chevron Corp                   COM     166764100      491    4772SH              Sole                4772
Cliffs Natural Resources       COM     18683K101     1345   14547SH              Sole               14547
Coca-Cola Co                   COM     191216100      808   12010SH              Sole               12010
Cognizant Technology           COM     192446102     2062   28121SH              Sole               28121
ConocoPhillips                 COM     20825C104     2343   31167SH              Sole               31167
Corn Products Int'l Inc        COM     219023108     1552   28079SH              Sole               28079
Costco Wholesale               COM     22160K105     2132   26242SH              Sole               26242
Crown Holdings Inc             COM     228255105     1760   45341SH              Sole               45341
Cummins Engine                 COM     231021106     1862   17990SH              Sole               17990
Deere & Co                     COM     244199105     2040   24740SH              Sole               24740
Devon Energy                   COM     25179M103     1738   22054SH              Sole               22054
Diageo plc ADS                 COM     25243Q205     1890   23090SH              Sole               23090
Walt Disney Co                 COM     254687106     1331   34105SH              Sole               34105
Dover Corporation              COM     260003108     2218   32721SH              Sole               32721
E I duPont                     COM     263534109     2168   40118SH              Sole               40118
EMC Corporation                COM     268648102     2268   82313SH              Sole               82313
Emerson Corp                   COM     291011104      270    4800SH              Sole                4800
Ennis Inc                      COM     293389102      375   21561SH              Sole               21561
Exxon Mobil                    COM     30231G102     1334   16391SH              Sole               16391
HollyFrontier Corp             COM     435758305     1756   25300SH              Sole               25300
Home Depot                     COM     437076102     1872   51697SH              Sole               51697
International Business Machine COM     459200101     2067   12047SH              Sole               12047
J P Morgan Chase & Co          COM     46625H100     1249   30509SH              Sole               30509
Johnson & Johnson              COM     478160104      756   11372SH              Sole               11372
Jones Lang Lasalle             COM     48020Q107      264    2801SH              Sole                2801
Key Energy Services            COM     492914106     1881  104513SH              Sole              104513
McDonalds Corp                 COM     580135101     1991   23614SH              Sole               23614
Novartis                       COM     66987V109     1357   22200SH              Sole               22200
Oil States International       COM     678026105     2018   25253SH              Sole               25253
Oracle Systems                 COM     68389X105      640   19456SH              Sole               19456
PPG Industries                 COM     693506107     2235   24618SH              Sole               24618
Procter & Gamble               COM     742718109      200    3150SH              Sole                3150
Putnam high Income Securities  COM     746779107      146   15968SH              Sole               15968
Rick's Cabaret                 COM     765641303      253   30000SH              Sole               30000
Siemens                        COM     826197501     3011   21892SH              Sole               21892
Stryker Corp                   COM     863667101     1353   23046SH              Sole               23046
Sysco Corporation              COM     871829107     1623   52052SH              Sole               52052
Teradata Corp                  COM     88076W103     1808   30037SH              Sole               30037
Union Pacific Corp             COM     907818108     1488   14251SH              Sole               14251
United Parcel Service          COM     911312106     1416   19410SH              Sole               19410
Veeco Instruments              COM     922417100     1723   35592SH              Sole               35592
VeriFone Holdings              COM     92342Y109     1467   33073SH              Sole               33073
Verizon Communications         COM     92343V104     1592   42756SH              Sole               42756
Viacom Inc Class B             COM     92553P201     1564   30659SH              Sole               30659
Walgreen                       COM     931422109     1427   33602SH              Sole               33602
WebMediaBrands Inc             COM     94770W100     4438 3361826SH              Sole             3361826
WellPoint Health Networks      COM     94973V107     1640   20821SH              Sole               20821
Wyndham Worldwide Corp         COM     98310W108     2126   63165SH              Sole               63165
Yum Brands Inc                 COM     988498101     2308   41776SH              Sole               41776
